3. MATERIAL ACCOUNTING POLICIES: Property, plant and equipment (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are tangible assets that are held for use in the Property, Plant and Equipment are initially recognized at cost when it is probable that future economic benefits associated with the asset will flow to the Company and the cost of the asset can be measured reliably. Cost includes the purchase price, non-refundable duties and taxes, directly attributable costs necessary to bring the asset to the location and condition required for it to operate in the manner intended by management, and, where applicable, the initial estimate of dismantling, removal and site restoration obligations.

Property, plant and equipment acquired in a business combination are recognized at their acquisition-date fair values in accordance with IFRS 3.

Subsequent to initial recognition, property, plant and equipment are measured using the cost model and are carried at cost less accumulated depreciation and accumulated impairment losses, if any. The Company does not apply the revaluation model.

Subsequent expenditure is capitalized only when it is probable that the expenditure will result in future economic benefits flowing to the Company and the cost can be measured reliably. The carrying amount of any replaced part is derecognized. Repairs and maintenance costs are recognized as profit or loss as incurred.

Depreciation is recognized so as to allocate the depreciable amount of an asset, being cost less estimated residual value, over its estimated useful life. Depreciation commences when the asset is available for use, that is, when it is in the location and condition necessary for it to operate in the manner intended by management. Depreciation ceases at the earlier of the date the asset is classified as held for sale in accordance with IFRS 5 and the date the asset is derecognized. Under IAS 16, useful lives and residual values are reviewed at least at each financial year-end and changes are accounted for prospectively as changes in accounting estimates.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Asset class	Estimated useful life
Computers and related equipment	5 years
Furniture and fixtures	5 years
Vehicles	6 years
Business and surveying equipment (Including Drone Equipment)	4 years for drone equipment and 6 years for others
Leasehold improvements	Shorter of useful life and lease term
Assets under construction / capital work-in-progress	Not depreciated until available for use

The useful lives stated above represent the estimated useful lives generally applied to newly acquired assets in the respective asset classes. For used property, plant and equipment acquired through business combinations, depreciation is calculated over the estimated remaining useful life of the asset from the date of acquisition. The estimated remaining useful life is determined by management based on the physical condition, expected future use and other asset-specific factors existing at the acquisition date. Accordingly, used assets acquired in a business combination may be depreciated over a shorter period than the standard useful life stated above for the relevant asset class.

The depreciation method, residual value and useful life of each class of property, plant and equipment are reviewed at each reporting date and adjusted prospectively, where appropriate, as a change in accounting estimate. The depreciation method selected reflects the pattern in which the asset’s future economic benefits are expected to be consumed. IAS 16 permits methods such as straight-line, diminishing balance and units of production, provided the method reflects the pattern of consumption of economic benefits.

Assets under construction and capital advances for property, plant and equipment are carried at cost and are not depreciated until the assets are available for use. Amounts paid in advance for the acquisition or construction of property, plant and equipment are presented as capital advances or capital work-in-progress, as applicable, until the related asset is ready for its intended use.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets, being assets that necessarily take a substantial period of time to get ready for their intended use, are capitalized as part of the cost of those assets in accordance with IAS 23. Other borrowing costs are recognized as profit or loss in the period in which they are incurred.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition is determined as the difference between the net disposal proceeds and the carrying amount of the asset and is recognized in profit or loss.

The Company assesses at each reporting date whether there is any indication that property, plant and equipment may be impaired. If any such indication exists, the Company estimates the recoverable amount of the asset or the cash-generating unit to which the asset belongs. An impairment loss is recognized when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount. Recoverable amount is the higher of fair value less costs of disposal and value in use. Impairment losses are recognized in profit or loss. Where an impairment loss subsequently reverses, the carrying amount is increased to the revised estimate of recoverable amount, but not above the carrying amount that would have been determined had no impairment loss been recognized in prior periods.